CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 367	$ 1,284	$ 579
Accounts receivable, net	334	110	122
Inventory, net	208	186	162
Prepaid expenses and other current assets	82	104	125
Total current assets	991	1,684	988
Property and equipment, net	0	1	7
Other assets, net of accumulated amortization	1,631	1,684	1,894
Total assets	2,622	3,369	2,889
Current liabilities:
Senior secured note payable, net of debt discount of $142 at December 31, 2013		0	1,358
Accounts payable	754	835	1,073
Accrued expenses	432	342	365
Deferred revenue, current portion	70	70	703
Total current liabilities	1,256	1,247	3,499
Warrant liability	6,377	7,386	3,109
Long-term portion of deferred revenue	400	417	0
Total liabilities	$ 8,033	$ 9,050	6,608
Commitments and Contingencies
Stockholders’ deficit:
Preferred stock, $.001 par value; 5,000,000 shares authorized at March 31, 2015 and December 31, 2014; no shares issued and outstanding at March 31, 2015 and December 31, 2014	$ 0	$ 0	0
Common stock, $.001 par value; 90,000,000 shares authorized at March 31, 2015 and December 31, 2014; 30,392,480 and 30,391,513 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively.	30	30	18
Additional paid-in capital	108,409	108,382	102,983
Accumulated other comprehensive income	72	72	74
Accumulated deficit	(113,922)	(114,165)	(106,794)
Total stockholders’ deficit	(5,411)	(5,681)	(3,719)
Total liabilities and stockholders’ deficit	$ 2,622	$ 3,369	$ 2,889